Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Present value of the minimum lease payments, current	¥ 950,784	¥ 635,357
Present value of the minimum lease payments, noncurrent	2,713,798	1,903,137
Total minimum lease payments	4,130,004	2,950,470
Less: total future interest expenses	(465,422)	(411,976)
Lease liabilities	3,664,582	2,538,494
Within 1 year or on demand
Lease liabilities
Present value of the minimum lease payments, current	950,784	635,357
Total minimum lease payments, current	970,977	652,942
More than 1 year but less than 2 years
Lease liabilities
Present value of the minimum lease payments, noncurrent	774,018	623,330
Total minimum lease payments, non-current	820,224	667,829
More than 2 years but less than 5 years
Lease liabilities
Present value of the minimum lease payments, noncurrent	1,314,990	806,325
Total minimum lease payments, non-current	1,501,440	947,046
More than 5 years
Lease liabilities
Present value of the minimum lease payments, noncurrent	624,790	473,482
Total minimum lease payments, non-current	¥ 837,363	¥ 682,653